CAPITAL RATIOS (Detail Textuals)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Maximum threshold to permit the election of excluding accumulated other comprehensive income from the regulatory capital calculation	less than $15.0 billion
Common Equity Tier 1 Capital to Risk Weighted Assets To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Total Capital to Risk Weighted Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Tier I Capital to Adjusted Total Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier 1 Capital to Risk Weighted Assets To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Tier 1 Capital to Risk Weighted Assets, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	8.00%	6.00%
Total Capital to Risk Weighted Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%
Tier I Capital to Adjusted Total Assets,To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%